Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Minimum	Dec. 31, 2011 Minimum	Jun. 30, 2012 Maximum	Dec. 31, 2011 Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage of contribution under the benefit plan			1.00%	1.00%	15.00%	15.00%
Contribution made by company	$ 833	$ 3,922
Maintenance fees paid	$ 2,775	$ 2,775